Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009		Jun. 10, 2009
Related Party Transactions
Revenues from Related Parties Included in Operating Revenues	$ 10		$ 8	$ 11
Interest income from Related Parties Included in Other Income and Expense	5		7	6
MIBRAG
Related Party Transactions
Revenues from Related Parties Included in Operating Revenues	0		0	2	[1]
Expenses from Related Parties Included in Cost of Operations - cost of purchased coal	0		0	43	[1]
Ownership interest (as a percent)						50.00%
Gladstone Power Station
Related Party Transactions
Revenues from Related Parties Included in Operating Revenues	7		3	2
GenConn Energy LLC
Related Party Transactions
Revenues from Related Parties Included in Operating Revenues	3	[2]	5	7	[3]
Interest income from Related Parties Included in Other Income and Expense	1	[2]	3	2	[3]
Kraftwerke Schkopau GBR
Related Party Transactions
Interest income from Related Parties Included in Other Income and Expense	$ 4		$ 4	$ 4

[1]	The period in 2009 is from January 1, 2009, to June 10, 2009.
[2]	The period in 2011 is from January 1, 2011 to June 30, 2011.
[3]	The period in 2009 is from April 1, 2009, to December 31, 2009.